Overview and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Overview and Basis of Presentation
1.	OVERVIEW AND BASIS OF PRESENTATION

US Foods, Inc. and its consolidated subsidiaries is referred to herein as “we,” “our,” “us,” “the Company,” or “US Foods”. We are a 100% owned subsidiary of USF Holding Corp.

Ownership — On July 3, 2007 (the “Closing Date”), USF Holding Corp., through a wholly owned subsidiary, acquired all of our predecessor company’s common stock and certain related assets from Koninklijke Ahold N.V. (“Ahold”) for approximately $7.2 billion (the “Acquisition”). Through a series of related transactions, USF Holding Corp. became our direct parent company. USF Holding Corp. is a corporation formed and controlled by investment funds associated with or managed by Clayton, Dubilier & Rice, Inc. (“CD&R”), and Kohlberg Kravis Roberts & Co. (“KKR”) (collectively the “Sponsors”).

Business Description — US Foods markets and distributes fresh, frozen and dry food and non-food products to foodservice customers throughout the United States including independently owned single location restaurants, regional concepts, national chains, hospitals, nursing homes, hotels and motels, country clubs, fitness centers, government and military organizations, colleges and universities, and retail locations.

Basis of Presentation — The Company operates on a 52-53 week fiscal year with all periods ending on a Saturday. When a 53-week fiscal year occurs, we report the additional week in the fourth quarter. The accompanying unaudited consolidated financial statements include the accounts of US Foods, Inc. and its wholly owned subsidiaries. All intercompany transactions have been eliminated.

The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and the applicable rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all the information and disclosures required by GAAP for complete financial statements. These unaudited consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements for the fiscal year ended December 29, 2012, filed as part of the Company’s Registration Statements on Form S-4 (Registration Nos. 333-185732 and 333-187667) with respect to the exchange offers, which were declared effective April 5, 2013. The consolidated financial statements reflect all adjustments that are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods presented. The results of operations for interim periods are not necessarily indicative of the results that might be achieved for a full year.

Public Filer Status — On May 2, 2013, the Company’s two concurrent offers to exchange $1,350 million aggregate principal amount of outstanding 8.5% Senior Notes due 2019 (“Senior Notes”) for a like principal amount of notes registered under the Securities Act of 1933, as amended (the “Securities Act”) expired. As a result of the issuance of registered Senior Notes in connection with the exchange offers, the Company has become subject to rules and regulations of the SEC applicable to issuers of securities registered under the Securities Act, including periodic and current reporting requirements under the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder. As of the expiration of the exchange offers on May 2, 2013, approximately $1,324 million in aggregate principal amount of Senior Notes had been validly tendered into the exchange offers. The Company did not receive any proceeds as a result of the exchange offers.

1.	OVERVIEW AND BASIS OF PRESENTATION

US Foods, Inc. and its consolidated subsidiaries is referred to herein as “we,” “our,” “us,” “the Company,” or “US Foods”. We are a 100% owned subsidiary of USF Holding Corp.

Ownership — On July 3, 2007 (the “Closing Date”), USF Holding Corp., through a wholly owned subsidiary, acquired all of our predecessor company’s common stock and certain related assets from Koninklijke Ahold N.V. (“Ahold”) for approximately $7.2 billion (the “Acquisition”). Through a series of related transactions, USF Holding Corp. became our direct parent company. USF Holding Corp. is a corporation formed and controlled by investment funds associated with or designated by Clayton, Dubilier & Rice, Inc., and Kohlberg Kravis Roberts & Co. (collectively the “Sponsors”).

Business Description — US Foods markets and distributes fresh, frozen and dry food and non-food products to foodservice customers throughout the United States including independently owned single location restaurants, regional concepts, national chains, hospitals, nursing homes, hotels and motels, country clubs, fitness centers, government and military organizations, colleges and universities, and retail locations.

Basis of Presentation — The Company operates on a 52-53 week fiscal year with all periods ending on a Saturday. When a 53-week fiscal year occurs, we report the additional week in the fourth quarter. The fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011 are also referred to herein as the years 2012, 2011 and 2010, respectively. The consolidated financial statements representing the 52-week fiscal year 2012 are for the calendar period January 1, 2012 through December 29, 2012. The consolidated financial statements representing the 52-week fiscal year 2011 are for the calendar period January 2, 2011 through December 31, 2011. The consolidated financial statements representing the 52-week fiscal year 2010 are for the calendar period January 3, 2010 through January 1, 2011.

Certain prior period disclosures have been reclassified to conform with current period disclosures. Also, certain omitted disclosures related to prior years have been added during the current year.